UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 40.1%
Australia - 0.8%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	32,330	$28,362,447
Series 144
3.75%, 4/21/37 (a)		27,705	23,653,411

			52,015,858

Belgium - 2.8%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (a)	EUR	2,300	4,097,058
Series 72
2.60%, 6/22/24 (a)		66,511	92,482,704
Series 75
1.00%, 6/22/31 (a)		7,115	8,530,419
Series 81
0.80%, 6/22/27 (a)		70,935	86,420,907

			191,531,088

Canada - 1.3%
Canadian Government Bond
1.00%, 6/01/27	CAD	105,440	76,434,857
2.75%, 12/01/48		17,110	15,071,569

			91,506,426

France - 0.9%
French Republic Government Bond OAT
2.50%, 5/25/30 (a)	EUR	43,205	61,255,078

Germany - 3.1%
Bundesobligation
Series 175
Zero Coupon, 4/08/22 (a)		21,174	25,725,599
Bundesrepublik Deutschland
1.00%, 8/15/24 (a)		1,196	1,527,009
2.50%, 7/04/44-8/15/46 (a)		120,922	189,023,398

			216,276,006

Ireland - 0.7%
Ireland Government Bond
1.00%, 5/15/26 (a)		37,007	45,591,646

Italy - 6.5%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		74,000	91,475,828
3.75%, 5/01/21		70,075	93,624,779
4.00%, 9/01/20		1,870	2,475,922
4.25%, 9/01/19		6,710	8,644,271
4.50%, 8/01/18		46,065	56,879,202
5.50%, 11/01/22		133,240	195,658,623

			448,758,625

	Principal Amount (000)		U.S. $ Value
Japan - 4.8%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	1,086,000	$9,729,297
Series 347
0.10%, 6/20/27		7,405,850	66,192,163
Series 348
0.10%, 9/20/27		6,357,550	56,787,324
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	64,797,345
Series 158
0.50%, 9/20/36		15,585,800	138,271,878

			335,778,007

Mexico - 3.4%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	2,270,365	101,879,305
6.50%, 6/10/21		1,451,021	71,122,640
8.00%, 6/11/20		1,296,690	66,390,238

			239,392,183

New Zealand - 0.9%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	76,333	62,804,028

Poland - 1.1%
Republic of Poland Government Bond
Series 727
2.50%, 7/25/27	PLN	38,885	10,445,928
Series 1023
4.00%, 10/25/23		222,700	68,203,094

			78,649,022

Russia - 0.5%
Russian Federal Bond-OFZ
Series 6214
6.40%, 5/27/20	RUB	2,060,275	35,369,157

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	28,661,109

Spain - 1.4%
Spain Government Bond
2.90%, 10/31/46 (a)	EUR	27,464	33,327,484
4.10%, 7/30/18 (a)		46,350	57,069,552
4.70%, 7/30/41 (a)		2,343	3,850,252

			94,247,288

United Kingdom - 3.9%
United Kingdom Gilt
1.50%, 7/22/26 (a)	GBP	52,330	72,987,804
1.75%, 9/07/22 (a)		41,640	58,878,394
2.00%, 7/22/20-9/07/25 (a)		84,605	120,819,061
4.25%, 12/07/40 (a)		8,574	17,036,244

			269,721,503

	Principal Amount (000)		U.S. $ Value
United States - 7.5%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	345	$328,235
2.875%, 5/15/43 (b)		25,920	26,653,049
2.875%, 11/15/46		62,670	64,295,503
3.00%, 11/15/44-11/15/45		57,550	60,440,640
3.00%, 2/15/47 (b)		31,220	32,829,781
3.625%, 8/15/43		33,835	39,491,789
4.625%, 2/15/40		10,100	13,429,844
U.S. Treasury Notes
1.375%, 4/30/20 (b)(c)		18,570	18,340,776
1.625%, 2/15/26 (c)		39,365	37,175,322
1.625%, 5/15/26		7,270	6,847,431
1.75%, 9/30/22		73,270	71,793,155
2.00%, 11/15/26 (b)		36,185	35,020,295
2.125%, 1/31/21 (b)		51,590	51,767,341
2.25%, 3/31/21-2/15/27 (b)		65,314	64,779,438

			523,192,599

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	180,873	6,242,142
9.875%, 6/20/22 (a)		110,704	4,050,830

			10,292,972

Total Governments - Treasuries (cost $2,684,830,767)			2,785,042,595

CORPORATES - INVESTMENT GRADE - 18.6%
Industrial - 9.3%
Basic - 0.9%
Agrium, Inc.
3.375%, 3/15/25	U.S.$	105	105,580
Alpek SAB de CV
4.50%, 11/20/22 (a)		250	256,563
Anglo American Capital PLC
3.75%, 4/10/22 (a)		480	487,767
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26		147	178,496
Braskem Finance Ltd.
6.45%, 2/03/24		6,285	7,007,764
Braskem Netherlands Finance BV
3.50%, 1/10/23 (a)		6,146	6,039,435
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	283,837
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	15,404,239
4.25%, 11/03/26 (a)		200	203,500

	Principal Amount (000)		U.S. $ Value
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	U.S.$	167	$179,976
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)	EUR	2,383	2,893,127
3.375%, 9/30/20 (a)		1,555	2,025,001
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	2,431	2,440,075
4.125%, 5/30/23 (a)		2,923	3,026,807
4.625%, 4/29/24 (a)		7,550	7,986,722
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		1,704	1,823,277
International Paper Co.
3.00%, 2/15/27		295	285,908
Inversiones CMPC SA
4.375%, 4/04/27 (a)		265	270,770
Mexichem SAB de CV
4.00%, 10/04/27 (a)		280	278,250
Monsanto Co.
2.85%, 4/15/25		275	270,618
Mosaic Co. (The)
3.25%, 11/15/22		225	223,192
5.625%, 11/15/43		87	94,174
OCP SA
5.625%, 4/25/24 (a)		1,784	1,913,340
Southern Copper Corp.
3.875%, 4/23/25		310	321,238
Vale Overseas Ltd.
5.875%, 6/10/21		2,642	2,883,501
6.25%, 8/10/26		15	17,359
6.875%, 11/21/36		186	227,478
Yamana Gold, Inc.
4.625%, 12/15/27 (a)		225	226,321
4.95%, 7/15/24		3,336	3,481,363

			60,835,678

Capital Goods - 0.3%
CNH Industrial Capital LLC
4.375%, 4/05/22		102	105,785
General Electric Co.
Series D
5.00%, 1/21/21 (d)		3,300	3,407,362
Series G
6.875%, 1/10/39		175	252,167
Holcim Finance Luxembourg SA
2.25%, 5/26/28 (a)	EUR	10,740	13,694,932

			17,460,246

Communications - Media - 0.7%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	1,768	1,790,680
CBS Corp.
3.375%, 2/15/28		110	105,782
3.50%, 1/15/25		55	55,148
4.90%, 8/15/44		55	58,028

	Principal Amount (000)		U.S. $ Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20	U.S.$	4,300	$4,376,776
4.908%, 7/23/25		13,600	14,445,852
5.375%, 5/01/47		2,495	2,573,408
Comcast Corp.
3.15%, 3/01/26		160	161,055
4.25%, 1/15/33		350	379,306
4.75%, 3/01/44		200	229,050
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,750,355
4.50%, 6/30/43 (a)		160	151,070
Myriad International Holdings BV
4.85%, 7/06/27 (a)		6,717	6,952,216
6.00%, 7/18/20 (a)		5,287	5,672,100
Omnicom Group, Inc.
3.60%, 4/15/26		201	202,761
4.45%, 8/15/20		150	157,323
RELX Capital, Inc.
8.625%, 1/15/19		30	31,824
Thomson Reuters Corp.
4.30%, 11/23/23		445	469,861
Time Warner Cable LLC
4.50%, 9/15/42		100	93,439
5.25%, 7/15/42	GBP	1,600	2,454,532
6.55%, 5/01/37	U.S.$	105	122,789
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,368,028
3.60%, 7/15/25		150	150,204
Viacom, Inc.
3.875%, 12/15/21		188	192,094
5.625%, 9/15/19		10	10,472
5.85%, 9/01/43		110	113,788
WPP Finance 2010
4.75%, 11/21/21		83	88,750

			50,156,691

Communications - Telecommunications - 1.0%
America Movil SAB de CV
4.375%, 7/16/42		200	211,750
AT&T, Inc.
3.40%, 8/14/24-5/15/25		18,838	18,878,778
3.60%, 2/17/23		2,994	3,066,221
3.80%, 3/15/22		733	757,745
3.90%, 8/14/27		7,195	7,235,385
4.125%, 2/17/26		5,849	5,972,946
4.50%, 3/09/48		130	121,671
4.75%, 5/15/46		207	202,487
4.80%, 6/15/44		70	68,941
4.90%, 8/14/37		16,605	16,799,743
5.15%, 2/14/50		200	201,714
5.45%, 3/01/47		195	208,933
British Telecommunications PLC
9.125%, 12/15/30		150	223,615

	Principal Amount (000)		U.S. $ Value
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24 (a)	U.S.$	4,969	$5,205,020
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,201,269
Telefonica Emisiones SAU
4.103%, 3/08/27	U.S.$	260	268,147
Verizon Communications, Inc.
3.50%, 11/01/24		43	43,752
3.85%, 11/01/42		255	230,806
4.272%, 1/15/36		6,990	6,958,559
4.522%, 9/15/48		215	211,695
4.862%, 8/21/46		140	145,799
5.50%, 3/16/47		55	62,655
Vodafone Group PLC
6.15%, 2/27/37		30	37,450

			71,315,081

Consumer Cyclical - Automotive - 0.8%
BMW US Capital LLC
2.00%, 4/11/21 (a)		515	507,407
Ford Motor Co.
4.346%, 12/08/26		8,450	8,827,047
Ford Motor Credit Co. LLC
3.81%, 1/09/24		4,342	4,440,199
4.134%, 8/04/25		16,205	16,755,160
5.00%, 5/15/18		4,545	4,594,650
Series G
4.389%, 1/08/26		200	209,768
General Motors Co.
4.20%, 10/01/27		4,950	5,130,205
4.875%, 10/02/23		90	97,427
5.40%, 4/01/48		200	218,025
General Motors Financial Co., Inc.
3.70%, 5/09/23		2,806	2,862,235
4.00%, 1/15/25		124	127,674
4.30%, 7/13/25		150	156,221
5.25%, 3/01/26		3,539	3,885,546
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)		4,000	4,079,120
Hyundai Capital America
2.55%, 4/03/20 (a)		177	175,403
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		270	263,812
Nissan Motor Acceptance Corp.
2.25%, 1/13/20 (a)		265	264,488

			52,594,387

Consumer Cyclical - Entertainment - 0.5%
Carnival Corp.
1.625%, 2/22/21	EUR	26,900	33,735,032

Consumer Cyclical - Other - 0.0%
Owens Corning
7.00%, 12/01/36	U.S.$	50	65,895

	Principal Amount (000)		U.S. $ Value
Wyndham Worldwide Corp.
2.50%, 3/01/18	U.S.$	40	$39,967
4.25%, 3/01/22		3,300	3,367,389

			3,473,251

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
4.875%, 12/09/45		150	173,515
6.30%, 10/15/37		165	219,602

			393,117

Consumer Cyclical - Retailers - 0.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	220,822
Dollar General Corp.
4.15%, 11/01/25		186	196,978
Home Depot, Inc. (The)
5.40%, 9/15/40		90	114,292
Lowe’s Cos., Inc.
3.70%, 4/15/46		115	115,431
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		430	439,529

			1,087,052

Consumer Non-Cyclical - 1.7%
Abbott Laboratories
3.25%, 4/15/23		265	268,023
4.90%, 11/30/46		100	114,880
AbbVie, Inc.
1.375%, 5/17/24	EUR	7,050	8,645,344
2.90%, 11/06/22	U.S.$	300	300,844
3.20%, 5/14/26		235	234,413
3.60%, 5/14/25		263	269,847
4.70%, 5/14/45		100	112,155
Ahold Finance USA LLC
6.875%, 5/01/29		5,029	6,208,245
Altria Group, Inc.
2.85%, 8/09/22		390	392,605
3.875%, 9/16/46		230	228,801
Amerisourcebergen Corp.
4.30%, 12/15/47		171	172,943
Amgen, Inc.
4.40%, 5/01/45		420	455,526
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		530	533,108
3.65%, 2/01/26		1,022	1,054,497
4.90%, 2/01/46		290	336,072
BAT Capital Corp.
4.54%, 8/15/47 (a)		270	284,285
BAT International Finance PLC
2.75%, 6/15/20 (a)		100	100,462
Baxalta, Inc.
3.60%, 6/23/22		226	231,259
Becton Dickinson and Co.
2.894%, 6/06/22		110	109,282
3.734%, 12/15/24		38	38,844
Biogen, Inc.
3.625%, 9/15/22		153	158,380
4.05%, 9/15/25		150	158,837
5.20%, 9/15/45		140	166,448

	Principal Amount (000)		U.S. $ Value
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	U.S.$	174	$177,260
8.50%, 6/15/19		9,015	9,770,737
Cardinal Health, Inc.
3.079%, 6/15/24		275	270,774
Celgene Corp.
2.75%, 2/15/23		11,565	11,459,735
3.45%, 11/15/27		13,752	13,758,010
4.625%, 5/15/44		100	106,842
5.00%, 8/15/45		190	216,110
Coca-Cola Icecek AS
4.215%, 9/19/24 (a)		3,317	3,370,208
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)		200	216,291
Gilead Sciences, Inc.
3.50%, 2/01/25		55	56,860
3.65%, 3/01/26		320	332,092
4.15%, 3/01/47		110	117,046
4.60%, 9/01/35		210	235,595
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	252,296
JM Smucker Co. (The)
3.00%, 3/15/22		155	156,173
Johnson & Johnson
3.40%, 1/15/38		280	286,871
Kraft Heinz Foods Co.
3.50%, 6/06/22		435	445,074
4.375%, 6/01/46		300	297,146
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	101,897
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	6,278,052
McKesson Corp.
0.625%, 8/17/21	EUR	7,800	9,431,230
Medtronic, Inc.
3.50%, 3/15/25	U.S.$	260	270,151
Merck & Co., Inc.
2.75%, 2/10/25		275	274,163
Mylan NV
3.125%, 11/22/28 (a)	EUR	1,750	2,213,760
3.95%, 6/15/26	U.S.$	49	49,348
Mylan, Inc.
3.125%, 1/15/23 (a)		100	98,614
4.20%, 11/29/23		105	108,964
Pfizer, Inc.
2.75%, 6/03/26		555	548,535
Philip Morris International, Inc.
4.25%, 11/10/44		205	216,040
Reynolds American, Inc.
4.45%, 6/12/25		8,300	8,850,572
5.85%, 8/15/45		2,887	3,601,789
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23		520	509,432

	Principal Amount (000)		U.S. $ Value
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)	U.S.$	220	$222,200
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	112,892
Stryker Corp.
2.625%, 3/15/21		68	68,178
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (a)	EUR	3,959	4,323,020
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 (e)	U.S.$	12,656	10,393,740
Tyson Foods, Inc.
3.95%, 8/15/24		5,596	5,879,063
4.50%, 6/15/22		16	17,089
4.55%, 6/02/47		110	120,140
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	205,251
4.45%, 8/15/45		110	110,504

			116,104,844

Energy - 1.7%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)		225	231,469
Anadarko Finance Co.
Series B
7.50%, 5/01/31		50	64,241
Anadarko Petroleum Corp.
3.45%, 7/15/24		50	49,832
6.20%, 3/15/40		115	138,844
Andeavor
5.125%, 12/15/26 (a)		200	219,527
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22		220	219,367
Apache Corp.
6.90%, 9/15/18		2,700	2,787,947
Apache Finance Canada Corp.
7.75%, 12/15/29		60	77,646
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47 (a)		110	111,862
Boardwalk Pipelines LP
4.95%, 12/15/24		100	106,681
BP Capital Markets PLC
3.814%, 2/10/24		155	163,154
Canadian Natural Resources Ltd.
3.85%, 6/01/27		185	188,619
6.50%, 2/15/37		30	37,778
Cenovus Energy, Inc.
4.25%, 4/15/27		230	229,287
Chevron Corp.
2.954%, 5/16/26		200	199,846
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,295,243

	Principal Amount (000)		U.S. $ Value
ConocoPhillips Co.
4.95%, 3/15/26	U.S.$	240	$271,887
5.95%, 3/15/46		125	168,594
Devon Energy Corp.
3.25%, 5/15/22		360	366,340
Ecopetrol SA
5.875%, 9/18/23		160	176,800
Enbridge Energy Partners LP
4.375%, 10/15/20		100	104,340
5.875%, 10/15/25		160	181,368
Encana Corp.
3.90%, 11/15/21		170	174,676
Energy Transfer LP
3.60%, 2/01/23		165	165,322
4.65%, 6/01/21		2,850	2,990,810
4.90%, 2/01/24		2,700	2,845,681
6.05%, 6/01/41		85	91,025
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	160,149
5.00%, 10/01/22		105	111,951
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	10,496,067
Enterprise Products Operating LLC
3.70%, 2/15/26		260	266,242
5.10%, 2/15/45		125	141,851
5.20%, 9/01/20		195	208,539
Hess Corp.
4.30%, 4/01/27		5,605	5,603,106
7.875%, 10/01/29		41	51,079
Husky Energy, Inc.
3.95%, 4/15/22		115	119,064
4.00%, 4/15/24		115	119,752
Kerr-McGee Corp.
6.95%, 7/01/24		90	106,131
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		250	251,296
4.25%, 9/01/24		260	269,904
6.375%, 3/01/41		55	63,833
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		3,100	3,295,684
5.05%, 2/15/46		280	289,713
Marathon Oil Corp.
6.80%, 3/15/32		117	142,145
Marathon Petroleum Corp.
5.85%, 12/15/45		67	77,176
MPLX LP
4.875%, 12/01/24		100	107,438
Noble Energy, Inc.
3.85%, 1/15/28		165	165,657
3.90%, 11/15/24		15,277	15,781,126
Occidental Petroleum Corp.
3.40%, 4/15/26		260	266,753
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,290,250
ONEOK Partners LP
4.90%, 3/15/25		145	155,815

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	11,321	$11,023,609
3.85%, 10/15/23		5,943	5,920,310
4.65%, 10/15/25		150	154,421
Sabine Pass Liquefaction LLC
4.20%, 3/15/28		160	162,446
5.00%, 3/15/27		268	286,513
5.625%, 4/15/23		14,220	15,592,088
Shell International Finance BV
3.40%, 8/12/23		430	445,589
4.375%, 5/11/45		210	235,718
Spectra Energy Partners LP
3.50%, 3/15/25		85	85,511
4.60%, 6/15/21		330	347,799
Suncor Energy, Inc.
3.60%, 12/01/24		150	153,602
6.50%, 6/15/38		76	102,576
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		160	156,523
4.25%, 4/01/24		9,200	9,378,176
5.40%, 10/01/47		100	100,939
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	6,034,047
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	502,334
Valero Energy Corp.
3.40%, 9/15/26		235	235,572
Williams Partners LP
3.90%, 1/15/25		4,098	4,188,795
4.00%, 11/15/21		2,603	2,693,454
4.50%, 11/15/23		4,200	4,443,760
5.80%, 11/15/43		125	147,489
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		3,126	3,265,348

			120,855,526

Services – 0.3%
Amazon.com, Inc.
3.875%, 8/22/37 (a)		120	127,379
4.80%, 12/05/34		225	263,377
eBay, Inc.
3.60%, 6/05/27		220	218,578
Expedia, Inc.
3.80%, 2/15/28 (a)		9,651	9,331,205
Moody’s Corp.
2.75%, 7/15/19		438	440,757
4.875%, 2/15/24		145	159,173
Priceline Group, Inc. (The)
3.55%, 3/15/28		165	163,579
3.60%, 6/01/26		104	104,503
S&P Global, Inc.
4.40%, 2/15/26		7,550	8,154,076
Total System Services, Inc.
2.375%, 6/01/18		20	20,008
3.75%, 6/01/23		100	102,311
3.80%, 4/01/21		109	112,001

	Principal Amount (000)		U.S. $ Value
Verisk Analytics, Inc.
5.50%, 6/15/45	U.S.$	100	$115,957

			19,312,904

Technology - 1.1%
Activision Blizzard, Inc.
2.60%, 6/15/22		197	195,382
Agilent Technologies, Inc.
3.875%, 7/15/23		250	259,255
5.00%, 7/15/20		1,040	1,104,474
Analog Devices, Inc.
3.50%, 12/05/26		220	222,625
Apple, Inc.
3.25%, 2/23/26		420	428,467
3.45%, 2/09/45		575	561,602
Applied Materials, Inc.
4.35%, 4/01/47		105	117,796
Baidu, Inc.
2.875%, 7/06/22		275	272,502
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)		3,109	3,092,556
3.875%, 1/15/27 (a)		6,868	6,775,509
Cisco Systems, Inc.
5.50%, 1/15/40		90	119,069
5.90%, 2/15/39		75	102,423
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		4,485	4,841,647
6.02%, 6/15/26 (a)		1,833	2,020,096
DXC Technology Co.
2.875%, 3/27/20		185	185,846
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	5,093	6,102,672
3.875%, 6/05/24	U.S.$	68	70,845
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		193	191,545
6.35%, 10/15/45		75	79,976
HP, Inc.
4.65%, 12/09/21		6,560	6,981,854
Intel Corp.
3.70%, 7/29/25		135	142,491
International Business Machines Corp.
2.25%, 2/19/21		260	259,239
Juniper Networks, Inc.
4.50%, 3/15/24		150	156,111
KLA-Tencor Corp.
4.65%, 11/01/24		11,238	12,189,690
Lam Research Corp.
2.75%, 3/15/20		260	261,782
Microsoft Corp.
3.45%, 8/08/36		540	556,388
3.70%, 8/08/46		500	521,199
Oracle Corp.
3.90%, 5/15/35		190	201,815
4.00%, 11/15/47		265	281,761
5.375%, 7/15/40		150	189,285
QUALCOMM, Inc.
2.60%, 1/30/23		270	263,164

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25	U.S.$	5,206	$5,139,097
4.875%, 3/01/24 (a)		3,611	3,621,970
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,144,707
VMware, Inc.
2.95%, 8/21/22		5,290	5,277,616
Western Digital Corp.
7.375%, 4/01/23 (a)		7,395	7,981,106
Xerox Corp.
3.625%, 3/15/23		280	273,419

			76,186,981

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,020	5,435,874

Transportation - Railroads - 0.0%
CSX Corp.
4.40%, 3/01/43		100	107,344

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		12,115	12,357,300
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,551,684
5.00%, 4/07/18 (a)		2,676	2,693,041
Aviation Capital Group LLC
3.50%, 11/01/27 (a)		280	274,418
FedEx Corp.
4.55%, 4/01/46		210	230,266
Ryder System, Inc.
2.45%, 9/03/19		265	264,819

			17,371,528

			646,425,536

Financial Institutions - 8.9%
Banking - 7.2%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		7,200	7,221,506
4.75%, 7/28/25 (a)		200	212,245
American Express Credit Corp.
0.625%, 11/22/21	EUR	7,874	9,579,961
Banco Santander SA
3.50%, 4/11/22	U.S.$	10,600	10,800,351
4.25%, 4/11/27		200	207,451
Bank Nederlandse Gemeenten NV
Zero Coupon, 4/05/28	CAD	24,800	14,426,458
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	13,070	17,209,141
3.419%, 12/20/28 (a)	U.S.$	2,379	2,375,919
3.824%, 1/20/28		15,925	16,472,645
4.20%, 8/26/24		195	205,559

	Principal Amount (000)		U.S. $ Value
4.45%, 3/03/26	U.S.$	150	$160,138
Series G
3.593%, 7/21/28		4,835	4,916,310
Bank One Michigan
8.25%, 11/01/24		210	267,798
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,756	2,586,279
Barclays PLC
3.65%, 3/16/25	U.S.$	1,800	1,799,833
3.684%, 1/10/23		14,795	15,009,912
4.375%, 1/12/26		310	322,652
5.20%, 5/12/26		5,621	6,000,356
BBVA Banco Continental SA
5.00%, 8/26/22 (a)		4,224	4,553,265
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	128,959
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	1,029	1,298,921
7.375%, 8/19/25 (a)(d)	U.S.$	200	231,307
BNZ International Funding Ltd. (London)
2.40%, 2/21/20 (a)		265	264,590
BPCE SA
5.70%, 10/22/23 (a)		8,936	9,903,948
Capital One Bank USA, NA
3.375%, 2/15/23		310	312,998
Capital One Financial Corp.
3.30%, 10/30/24		165	164,410
3.75%, 3/09/27		330	333,248
Citigroup, Inc.
1.375%, 10/27/21 (a)	EUR	5,268	6,588,306
3.668%, 7/24/28	U.S.$	275	278,603
3.70%, 1/12/26		150	154,240
3.887%, 1/10/28		19,255	19,880,460
4.40%, 6/10/25		270	285,214
5.875%, 1/30/42		3,217	4,237,288
Compass Bank
2.75%, 9/29/19		3,648	3,660,810
5.50%, 4/01/20		296	311,366
Cooperatieve Rabobank UA
3.95%, 11/09/22		4,212	4,389,165
4.375%, 8/04/25		8,895	9,392,008
11.00%, 6/30/19 (a)(d)		88	98,298
Countrywide Capital III
Series B
8.05%, 6/15/27		1,037	1,321,889
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	4,004,027
3.375%, 1/10/22 (a)		1,401	1,421,148
4.125%, 1/10/27 (a)		6,371	6,623,470
Credit Suisse AG
6.50%, 8/08/23 (a)		4,799	5,371,809
Credit Suisse Group AG
4.282%, 1/09/28 (a)		265	276,297

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20	U.S.$	4,200	$4,217,888
3.80%, 6/09/23		2,054	2,116,690
4.55%, 4/17/26		15,055	16,101,578
Danske Bank A/S
6.125%, 3/28/24 (a)(d)		200	213,261
Deutsche Bank AG
Series G
3.375%, 5/12/21		165	166,433
DNB Bank ASA
6.50%, 3/26/22 (a)(d)		200	215,039
Fifth Third Bancorp
3.50%, 3/15/22		15	15,445
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	13,508	17,227,208
3.75%, 5/22/25-2/25/26	U.S.$	790	811,459
3.85%, 7/08/24-1/26/27		4,378	4,507,718
4.25%, 10/21/25		385	402,180
HSBC Holdings PLC
3.90%, 5/25/26		685	708,756
4.00%, 3/30/22		6,500	6,792,383
4.041%, 3/13/28		8,262	8,602,907
4.375%, 11/23/26		4,875	5,092,537
6.00%, 9/29/23 (a)(d)	EUR	4,711	6,605,464
6.00%, 5/22/27 (d)	U.S.$	200	210,518
HSBC USA, Inc.
2.75%, 8/07/20		310	312,060
Huntington Bancshares, Inc./OH
2.30%, 1/14/22		270	265,612
ING Groep NV
3.15%, 3/29/22		265	267,549
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		16,385	16,261,293
JPMorgan Chase & Co.
1.375%, 9/16/21 (a)	EUR	9,277	11,602,752
3.20%, 6/15/26	U.S.$	1,135	1,133,774
3.22%, 3/01/25		270	271,821
3.782%, 2/01/28		31,610	32,721,408
3.90%, 7/15/25		250	262,844
3.964%, 11/15/48		280	287,846
Lloyds Banking Group PLC
4.582%, 12/10/25		2,835	2,975,352
4.65%, 3/24/26		15,131	15,966,337
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		470	486,462
Morgan Stanley
2.80%, 6/16/20		315	317,678
3.591%, 7/22/28		110	111,013
3.625%, 1/20/27		585	598,571
Series G
1.375%, 10/27/26	EUR	17,531	21,074,935
1.75%, 3/11/24		13,530	17,057,552
4.35%, 9/08/26	U.S.$	700	734,926
5.50%, 7/24/20		295	316,317
Nationwide Building Society
4.00%, 9/14/26 (a)		7,305	7,384,551
4.125%, 10/18/32 (a)		280	279,718

	Principal Amount (000)		U.S. $ Value
Nordea Bank AB
4.875%, 5/13/21 (a)	U.S.$	12,295	$13,064,433
6.125%, 9/23/24 (a)(d)		200	215,104
People’s United Bank NA
4.00%, 7/15/24		300	305,382
Santander Holdings USA, Inc.
3.40%, 1/18/23 (a)		280	278,972
4.40%, 7/13/27 (a)		16,388	16,770,955
Santander Issuances SAU
5.179%, 11/19/25		200	216,178
Santander UK Group Holdings PLC
2.875%, 8/05/21		13,975	13,962,325
4.75%, 9/15/25 (a)		5,781	6,076,600
Santander UK PLC
2.375%, 3/16/20		250	250,010
Standard Chartered PLC
5.70%, 1/25/22 (a)		4,670	5,037,011
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		9,333	9,306,112
Sumitomo Mitsui Financial Group, Inc.
3.352%, 10/18/27		550	548,446
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,298,010
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		6,427	6,731,678
UniCredit SpA
3.75%, 4/12/22 (a)		11,665	11,856,808
4.625%, 4/12/27 (a)		250	263,464
US Bancorp
Series J
5.30%, 4/15/27 (d)		6,443	6,964,690
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	505,788
3.00%, 10/23/26	U.S.$	1,140	1,117,442
3.069%, 1/24/23		208	209,849
4.10%, 6/03/26		500	524,470
Series M
3.45%, 2/13/23		205	208,874
Zions Bancorporation
4.50%, 6/13/23		26	26,941

			498,697,935

Finance - 0.2%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		556	553,150
4.418%, 11/15/35		420	453,983
HSBC Finance Corp.
6.676%, 1/15/21		547	608,166
International Lease Finance Corp.
6.25%, 5/15/19		170	178,151
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	257,525

	Principal Amount (000)		U.S. $ Value
Synchrony Financial
3.95%, 12/01/27	U.S.$	13,860	$13,801,331

			15,852,306

Insurance - 1.2%
ACE Capital Trust II
9.70%, 4/01/30		150	224,376
Allianz SE
3.099%, 7/06/47 (a)	EUR	100	131,341
Allstate Corp. (The)
6.50%, 5/15/57	U.S.$	160	196,518
American International Group, Inc.
6.82%, 11/15/37		198	264,541
Anthem, Inc.
3.30%, 1/15/23		15	15,222
3.50%, 8/15/24		250	255,077
3.65%, 12/01/27		275	280,216
Aon Corp.
8.205%, 1/01/27		155	202,867
Assicurazioni Generali SpA
Series E
7.75%, 12/12/42 (a)	EUR	6,400	9,907,359
Aviva PLC
3.375%, 12/04/45 (a)		4,105	5,341,830
Series E
6.125%, 7/05/43 (a)		14,895	22,203,828
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	U.S.$	200	206,887
CNP Assurances
4.50%, 6/10/47 (a)	EUR	2,100	2,983,105
Five Corners Funding Trust
4.419%, 11/15/23 (a)	U.S.$	2,400	2,571,019
Groupama SA
6.00%, 1/23/27	EUR	6,700	10,134,648
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	149	163,161
Hartford Financial Services Group, Inc. (The)
Series ICON
3.541% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(f)		280	270,733
Jackson National Life Global Funding
2.50%, 6/27/22 (a)		275	272,119
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (a)	EUR	3,074	3,818,932
Lincoln National Corp.
7.00%, 6/15/40	U.S.$	90	125,228
8.75%, 7/01/19		909	990,756
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2	3,304
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		207	275,883

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
Series D
4.368%, 9/15/23	U.S.$	485	$523,201
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	2,700	3,994,087
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	7,519,911
Prudential Financial, Inc.
5.20%, 3/15/44		145	154,506
5.625%, 6/15/43		100	108,553
Torchmark Corp.
9.25%, 6/15/19		3,400	3,723,748
UnitedHealth Group, Inc.
3.875%, 10/15/20		285	295,822
XLIT Ltd.
3.25%, 6/29/47	EUR	3,005	3,639,748
5.75%, 10/01/21	U.S.$	135	148,531

			80,947,057

REITS - 0.3%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26		75	78,635
American Tower Corp.
4.70%, 3/15/22		4,000	4,282,724
5.05%, 9/01/20		4,800	5,095,325
Brixmor Operating Partnership LP
3.65%, 6/15/24		220	218,044
DDR Corp.
3.90%, 8/15/24		220	221,711
EPR Properties
4.50%, 4/01/25		55	56,256
7.75%, 7/15/20		3,569	3,953,974
Essex Portfolio LP
3.375%, 1/15/23		260	263,287
HCP, Inc.
3.875%, 8/15/24		335	343,240
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,784	1,816,513
Hospitality Properties Trust
3.95%, 1/15/28		151	147,266
4.65%, 3/15/24		225	236,870
Mid-America Apartments LP
3.75%, 6/15/24		100	102,687
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	218,586
Realty Income Corp.
3.00%, 1/15/27		88	84,269
Spirit Realty LP
4.45%, 9/15/26		110	109,394
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20		150	150,558
VEREIT Operating Partnership LP
3.00%, 2/06/19		100	100,480
4.60%, 2/06/24		5,055	5,283,001

	Principal Amount (000)		U.S. $ Value
Vornado Realty LP
3.50%, 1/15/25	U.S.$	560	$558,685
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)		200	205,748
Welltower, Inc.
4.00%, 6/01/25		168	173,793
4.25%, 4/01/26		155	162,707
Weyerhaeuser Co.
4.625%, 9/15/23		165	177,906

			24,041,659

			619,538,957

Utility - 0.4%
Electric - 0.3%
Abu Dhabi National Energy Co. PJSC
3.625%, 6/22/21 (a)		3,027	3,073,749
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)		110	113,080
Berkshire Hathaway Energy Co.
4.50%, 2/01/45		150	167,782
6.125%, 4/01/36		293	392,945
Cerro del Aguila SA
4.125%, 8/16/27 (a)		200	197,500
Consolidated Edison, Inc.
2.00%, 5/15/21		165	162,457
Dominion Energy, Inc.
2.579%, 7/01/20		270	269,924
2.962%, 7/01/19		156	157,256
4.70%, 12/01/44		275	312,504
DTE Electric Co.
3.70%, 3/15/45		110	113,358
Duke Energy Corp.
3.75%, 9/01/46		170	168,432
3.95%, 8/15/47		110	112,966
Duke Energy Florida LLC
6.40%, 6/15/38		150	211,108
EDP Finance BV
4.125%, 1/15/20 (a)		2,404	2,477,538
Enel Americas SA
4.00%, 10/25/26		91	92,479
Enel Finance International NV
2.875%, 5/25/22 (a)		270	269,225
Enel Generacion Chile SA
4.25%, 4/15/24		100	104,250
Entergy Corp.
4.00%, 7/15/22		174	181,894
Exelon Corp.
5.10%, 6/15/45		150	177,461
5.15%, 12/01/20		409	435,160
5.625%, 6/15/35		55	67,617
Infraestructura Energetica Nova SAB de CV
4.875%, 1/14/48 (a)		225	216,281

	Principal Amount (000)		U.S. $ Value
Monongahela Power Co.
4.10%, 4/15/24 (a)	U.S.$	3,231	$3,417,513
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	240,711
PPL Capital Funding, Inc.
4.00%, 9/15/47		110	113,133
PSEG Power LLC
3.00%, 6/15/21		265	267,122
Southern Power Co.
4.15%, 12/01/25		163	171,801
Series F
4.95%, 12/15/46		160	175,759
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,124,731
Union Electric Co.
6.70%, 2/01/19		2,019	2,112,157
Virginia Electric & Power Co.
Series B
3.80%, 9/15/47		110	114,246
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	36,224

			19,248,363

Natural Gas - 0.1%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47		107	112,598
4.50%, 1/15/21		1,460	1,528,487
Centrica PLC
4.00%, 10/16/23 (a)		270	277,747
NiSource Finance Corp.
3.95%, 3/30/48		110	112,716
6.80%, 1/15/19		1,121	1,167,187
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,834,187

			10,032,922

Other Utility - 0.0%
American Water Capital Corp.
3.75%, 9/01/47		110	113,313

			29,394,598

Total Corporates - Investment Grade (cost $1,250,705,292)			1,295,359,091

INFLATION-LINKED SECURITIES - 9.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	34,198	33,856,328

Japan - 2.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	6,533,085	61,634,460
Series 22
0.10%, 3/10/27		9,324,185	88,052,663

			149,687,123

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.2%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (a)	NZD	20,554	$15,220,552

United States - 6.7%
U.S. Treasury Inflation Index
0.25%, 1/15/25 (TIPS)	U.S.$	92,972	92,169,201
1.875%, 7/15/19 (TIPS)		359,646	370,858,127

			463,027,328

Total Inflation-Linked Securities (cost $660,448,789)			661,791,331

MORTGAGE PASS-THROUGHS - 9.0%
Agency Fixed Rate 30-Year - 8.8%
Federal National Mortgage Association
3.50%, 1/01/48, TBA		277,500	285,022,859
4.00%, 1/01/48, TBA		309,029	323,225,302
5.00%, 12/01/39		20	21,174
5.50%, 9/01/36-5/01/38		2,704	3,001,846
Series 2005
5.50%, 2/01/35		21	22,827
Series 2007
5.50%, 9/01/36-8/01/37		26	29,022
Series 2008
5.50%, 3/01/37		6	7,118

			611,330,148

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	14,532	13,571,891

Total Mortgage Pass-Throughs (cost $623,293,702)			624,902,039

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Risk Share Floating Rate - 4.6%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.052% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(g)	U.S.$	18,169	18,575,710
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
4.952% (LIBOR 1 Month + 3.40%), 7/25/23 (f)		1,598	1,611,428
Series 2013-DN1, Class M2
8.702% (LIBOR 1 Month + 7.15%), 7/25/23 (f)		5,330	6,511,545
Series 2013-DN2, Class M1
3.002% (LIBOR 1 Month + 1.45%), 11/25/23 (f)		458	458,706

	Principal Amount (000)		U.S. $ Value
Series 2013-DN2, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/23 (f)	U.S.$	5,910	$6,576,504
Series 2014-DN1, Class M2
3.752% (LIBOR 1 Month + 2.20%), 2/25/24 (f)		6,127	6,312,364
Series 2014-DN1, Class M3
6.052% (LIBOR 1 Month + 4.50%), 2/25/24 (f)		4,290	5,011,375
Series 2014-DN3, Class M3
5.552% (LIBOR 1 Month + 4.00%), 8/25/24 (f)		13,180	14,421,317
Series 2014-HQ2, Class M3
5.302% (LIBOR 1 Month + 3.75%), 9/25/24 (f)		1,595	1,823,037
Series 2014-HQ3, Class M3
6.302% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		6,990	7,731,361
Series 2015-DN1, Class M3
5.702% (LIBOR 1 Month + 4.15%), 1/25/25 (f)		11,839	12,807,257
Series 2015-DNA2, Class M2
4.152% (LIBOR 1 Month + 2.60%), 12/25/27 (f)		6,150	6,280,101
Series 2015-DNA3, Class M3
6.252% (LIBOR 1 Month + 4.70%), 4/25/28 (f)		2,209	2,609,363
Series 2015-HQ1, Class M2
3.752% (LIBOR 1 Month + 2.20%), 3/25/25 (f)		2,512	2,532,695
Series 2015-HQ1, Class M3
5.352% (LIBOR 1 Month + 3.80%), 3/25/25 (f)		2,555	2,777,282
Series 2015-HQA1, Class M2
4.202% (LIBOR 1 Month + 2.65%), 3/25/28 (f)		5,943	6,060,573
Series 2015-HQA1, Class M3
6.252% (LIBOR 1 Month + 4.70%), 3/25/28 (f)		2,080	2,392,042
Series 2015-HQA2, Class M2
4.352% (LIBOR 1 Month + 2.80%), 5/25/28 (f)		7,393	7,643,914
Series 2015-HQA2, Class M3
6.352% (LIBOR 1 Month + 4.80%), 5/25/28 (f)		9,364	11,017,996
Series 2016-DNA1, Class M2
4.452% (LIBOR 1 Month + 2.90%), 7/25/28 (f)		3,076	3,169,904
Series 2016-DNA2, Class M3
6.202% (LIBOR 1 Month + 4.65%), 10/25/28 (f)		2,907	3,338,480
Series 2016-DNA3, Class M2
3.552% (LIBOR 1 Month + 2.00%), 12/25/28 (f)		2,395	2,436,839

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA4, Class M2
2.852% (LIBOR 1 Month + 1.30%), 3/25/29 (f)	U.S.$	2,130	$2,161,400
Series 2016-HQA1, Class M3
7.902% (LIBOR 1 Month + 6.35%), 9/25/28 (f)		4,984	6,097,199
Series 2017-DNA2, Class M2
5.002% (LIBOR 1 Month + 3.45%), 10/25/29 (f)		7,204	7,814,895
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.802% (LIBOR 1 Month + 5.25%), 10/25/23 (f)		1,500	1,741,281
Series 2014-C01, Class M2
5.952% (LIBOR 1 Month + 4.40%), 1/25/24 (f)		2,563	2,924,652
Series 2014-C04, Class 1M2
6.452% (LIBOR 1 Month + 4.90%), 11/25/24 (f)		11,352	12,988,032
Series 2014-C04, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 11/25/24 (f)		14,220	16,086,251
Series 2015-C01, Class 1M2
5.852% (LIBOR 1 Month + 4.30%), 2/25/25 (f)		12,901	14,133,217
Series 2015-C01, Class 2M2
6.102% (LIBOR 1 Month + 4.55%), 2/25/25 (f)		8,647	9,244,733
Series 2015-C02, Class 1M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		5,506	5,982,630
Series 2015-C02, Class 2M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		14,204	15,104,931
Series 2015-C03, Class 1M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		2,168	2,446,270
Series 2015-C03, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		17,332	19,074,680
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		3,056	3,515,557
Series 2015-C04, Class 2M2
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		4,570	5,145,497
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		7,881	9,401,332
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (f)		3,391	4,014,317

	Principal Amount (000)		U.S. $ Value
Series 2016-C02, Class 1M2
7.552% (LIBOR 1 Month + 6.00%), 9/25/28 (f)	U.S.$	10,558	$12,533,279
Series 2016-C03, Class 1M1
3.552% (LIBOR 1 Month + 2.00%), 10/25/28 (f)		2,838	2,883,373
Series 2016-C03, Class 2M1
3.752% (LIBOR 1 Month + 2.20%), 10/25/28 (f)		4,189	4,229,150
Series 2016-C04, Class 1M2
5.802% (LIBOR 1 Month + 4.25%), 1/25/29 (f)		5,061	5,734,795
Series 2016-C05, Class 2M2
6.002% (LIBOR 1 Month + 4.45%), 1/25/29 (f)		14,307	15,940,778
Series 2016-C07, Class 2M2
5.902% (LIBOR 1 Month + 4.35%), 5/25/29 (f)		4,656	5,161,703
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.052% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(f)		5,410	6,092,974

			322,552,719

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		265	235,923
Series 2006-19CB, Class A24
6.00%, 8/25/36		170	151,042
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,413	2,023,663
Series 2006-26CB, Class A6
6.25%, 9/25/36		179	146,386
Series 2006-26CB, Class A8
6.25%, 9/25/36		668	546,845
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,947	1,595,935
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,603	1,453,370
Series 2007-13, Class A2
6.00%, 6/25/47		3,065	2,620,835
Series 2007-15CB, Class A19
5.75%, 7/25/37		501	444,270
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (a)		1,633	1,327,629
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,279,314
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,848	3,758,475
Series 2007-AR4, Class 1A1A
3.399%, 3/25/37		490	474,907
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		1,401	1,206,358

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37	U.S.$	1,710	$1,482,616
Series 2007-16, Class A1
6.50%, 10/25/37		1,847	1,605,204
Series 2007-HY4, Class 1A1
3.477%, 9/25/47		815	761,106
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		407	328,115
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		1,948	1,981,737
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		996	824,668
JP Morgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		724	606,660
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		943	847,819
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,480	1,404,787
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.715%, 12/28/37		3,719	3,604,871

			31,712,535

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.802% (LIBOR 1 Month + 0.25%), 4/25/37 (f)		1,002	562,931

Total Collateralized Mortgage Obligations (cost $331,371,966)			354,828,185

CORPORATES - NON-INVESTMENT GRADE - 3.9%
Industrial - 2.2%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
5.125%, 5/15/24 (a)		165	168,801
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	63,253
5.25%, 8/01/23 (a)		3,890	4,006,183

			4,238,237

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	200	$203,593
Tervita Escrow Corp.
7.625%, 12/01/21 (a)(h)		74	74,153

			277,746

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (a)		110	107,073
CSC Holdings LLC
6.625%, 10/15/25 (a)		200	216,750
SFR Group SA
6.00%, 5/15/22 (a)		200	202,559
7.375%, 5/01/26 (a)		7,208	7,376,552
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		95	95,511
5.375%, 4/15/25 (a)		55	57,063
TEGNA, Inc.
4.875%, 9/15/21 (a)		100	102,100

			8,157,608

Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		3,975	4,024,286
Series T
5.80%, 3/15/22		5,612	5,496,247
Qwest Corp.
6.75%, 12/01/21		150	161,062
SoftBank Group Corp.
6.875%, 7/19/27, TBA (a)(d)		200	201,493
Wind Tre SpA
5.00%, 1/20/26 (a)		8,231	7,875,725

			17,758,813

Consumer Cyclical - Automotive - 0.0%
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	1,414	1,852,635

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)		1,946	2,432,799
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	5,545,207
6.50%, 2/15/25 (a)	U.S.$	3,090	3,467,703
PulteGroup, Inc.
5.00%, 1/15/27		38	39,794
6.375%, 5/15/33		26	29,284
7.875%, 6/15/32		11	13,828

			11,528,615

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	2,452	$3,086,318
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)	U.S.$	90	92,689

			3,179,007

Consumer Non-Cyclical - 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		3,655	3,301,141
6.25%, 3/31/23		6,100	5,493,483
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,478,020
Endo Finance LLC
5.75%, 1/15/22 (a)		100	83,352
LifePoint Health, Inc.
5.875%, 12/01/23		154	155,789
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		4,794	4,630,496
5.75%, 8/01/22 (a)		1,312	1,195,615
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	1,400	1,769,916
Tenet Healthcare Corp.
4.375%, 10/01/21	U.S.$	3,911	3,920,778
4.50%, 4/01/21		5,670	5,717,191
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	4,350	4,661,164
5.50%, 11/01/25 (a)	U.S.$	31	31,643
5.875%, 5/15/23 (a)		3,855	3,574,356
6.125%, 4/15/25 (a)		2,532	2,326,100

			40,339,044

Energy - 0.7%
California Resources Corp.
5.50%, 9/15/21		363	298,114
8.00%, 12/15/22 (a)		972	804,330
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		8,613	8,786,673
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,500,150
7.875%, 8/15/25		55	57,567
Energy Transfer Equity LP
4.25%, 3/15/23		10,290	10,196,165
Ensco PLC
4.50%, 10/01/24		265	223,195
Golden Energy Offshore Services AS
5.00%, 12/31/17 (g)(i)	NOK	30,898	1,693,442
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)	U.S.$	4,935	5,095,387

	Principal Amount (000)		U.S. $ Value
Murphy Oil Corp.
6.875%, 8/15/24	U.S.$	112	$119,867
Nabors Industries, Inc.
5.50%, 1/15/23 (e)		6,040	5,865,710
PDC Energy, Inc.
5.75%, 5/15/26 (a)		7,561	7,743,144
QEP Resources, Inc.
5.25%, 5/01/23		3,577	3,618,754
Range Resources Corp.
5.00%, 8/15/22-3/15/23		159	158,229
SandRidge Energy, Inc.
7.50%, 2/15/23 (h)(i)(j)(k)		1,894	0
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,203,905
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		189	205,726

			51,570,358

Technology - 0.0%
Conduent Finance, Inc./Conduent
Business Services LLC
10.50%, 12/15/24 (a)		140	163,581

Transportation - Services - 0.2%
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	3,715	4,657,475
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	886	975,368
Hertz Corp. (The)
5.50%, 10/15/24 (a)		5,860	5,292,453
Loxam SAS
4.25%, 4/15/24 (a)	EUR	1,564	2,003,371
7.00%, 7/23/22 (a)(e)		1,434	1,815,060

			14,743,727

			153,809,371

Financial Institutions - 1.7%
Banking - 1.6%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(d)		10,600	13,775,462
6.125%, 11/16/27 (d)	U.S.$	400	414,167
Banco Santander SA
6.25%, 9/11/21 (a)(d)	EUR	10,600	13,944,108
Bank of America Corp.
Series DD
6.30%, 3/10/26 (d)	U.S.$	250	283,371
Bank of Ireland
7.375%, 6/18/20 (a)(d)	EUR	6,397	8,609,150
Barclays Bank PLC
6.86%, 6/15/32 (a)(d)	U.S.$	37	44,571
Barclays PLC
7.875%, 3/15/22 (a)(d)		200	219,356
8.00%, 12/15/20 (d)		10,585	14,599,251

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
6.75%, 6/13/24 (a)(d)	EUR	2,800	$3,729,530
Citigroup, Inc.
Series P
5.95%, 5/15/25 (d)	U.S.$	4,225	4,499,625
Series T
6.25%, 8/15/26 (d)		95	104,978
Credit Agricole SA
8.125%, 12/23/25 (a)(d)		200	239,750
8.375%, 10/13/19 (a)(d)		175	190,750
Credit Suisse Group AG
6.25%, 12/18/24(a)(d)		11,489	12,455,236
7.50%, 12/11/23 (a)(d)		200	228,250
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		8,935	8,838,636
ING Groep NV
6.875%, 4/16/22 (a)(d)		205	224,093
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	1,032	1,358,645
5.017%, 6/26/24 (a)	U.S.$	8,032	8,203,580
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(d)		129	151,324
7.50%, 6/27/24 (d)		2,630	2,978,659
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (a)(d)(f)	EUR	550	652,526
8.625%, 8/15/21 (d)	U.S.$	8,654	9,731,882
Series U
4.015% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(f)		3,700	3,673,963
Societe Generale SA
8.00%, 9/29/25 (a)(d)		200	232,250
Standard Chartered PLC
2.888% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(d)(f)		200	187,600
7.75%, 4/02/23 (a)(d)		200	219,009
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (d)		230	225,492
UBS Group AG
6.875%, 3/22/21 (a)(d)		206	220,778
7.125%, 8/10/21 (a)(d)		433	471,380

			110,707,372

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		94	95,795

Finance - 0.1%
Navient Corp.
6.50%, 6/15/22		154	161,727
6.625%, 7/26/21		8,420	8,893,078
8.00%, 3/25/20		410	442,514

			9,497,319

			120,300,486

Total Corporates - Non-Investment Grade (cost $268,223,923)			274,109,857

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 3.1%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	$3,080,411
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	11,659,324
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,982,115
CaixaBank SA
Series 27
0.00% (EURIBOR 3 Month + 0.08%), 1/09/18 (f)		2,600	3,119,688
Danske Bank A/S
1.25%, 6/11/21 (a)		9,195	11,523,936
4.125%, 11/26/19		2,350	3,056,799
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	10,584,681
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	9,572,339
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,703,786
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK	216,000	26,806,371
Royal Bank of Canada
1.625%, 8/04/20 (a)	EUR	8,910	11,187,148
Santander UK PLC
1.625%, 11/26/20 (a)		8,950	11,270,994
4.25%, 4/12/21 (a)		8,100	11,080,766
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (a)	SEK	161,500	20,480,915
Stadshypotek AB
Series 1585
1.50%, 12/15/21 (a)		163,000	20,671,121
Swedbank Hypotek AB
1.125%, 5/21/21 (a)	EUR	9,200	11,480,739
Series 190
1.00%, 9/15/21 (a)	SEK	276,500	34,457,689

Total Covered Bonds (cost $206,880,349)			217,718,822

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 3.1%
Canada - 3.1%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	$11,551,099
2.60%, 6/02/25-6/02/27		124,023	98,812,469
Province of Quebec Canada
2.75%, 9/01/25-9/01/27		126,650	102,259,113

Total Local Governments - Provincial Bonds (cost $209,722,389)			212,622,681

EMERGING MARKETS - TREASURIES - 2.8%
Argentina - 0.5%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%), 6/21/20 (f)	ARS	34,145	1,967,490
Argentine Bonos del Tesoro
15.50%, 10/17/26		238,339	12,799,368
16.00%, 10/17/23		447,533	23,888,435

			38,655,293

Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	430,957	131,007,385

South Africa - 0.4%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	91,511	7,329,143
Series 2048
8.75%, 2/28/48		281,741	20,540,865

			27,870,008

Total Emerging Markets - Treasuries (cost $206,454,360)			197,532,686

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 0.9%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)(i)	U.S.$	11,986	11,939,686
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,414,784
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.103%, 11/10/46 (a)(i)		2,783	2,650,352
Series 2014-GC23, Class D
4.516%, 7/10/47 (a)(i)		2,196	1,960,368
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		9	9,399
Series 2013-CR6, Class D
4.067%, 3/10/46 (a)(i)		7,385	6,780,889
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,665	2,601,868

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.398%, 8/10/44 (a)(i)	U.S.$	1,000	$979,286
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,759,920
Series 2013-GC12, Class C
4.179%, 6/10/46 (i)		4,270	4,220,621
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (i)		1,550	1,551,674
Series 2011-C5, Class D
5.408%, 8/15/46 (a)(i)		890	881,677
Series 2012-CBX, Class E
5.214%, 6/15/45 (a)(i)		4,544	4,507,154
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48 (i)		3,145	3,134,785
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D
4.823%, 2/15/47 (a)(i)		4,250	3,922,502
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.894%, 8/15/45 (a)(i)		1,600	1,545,327
Series 2013-C14, Class A5
3.337%, 6/15/46		21	22,070
Series 2013-C18, Class D
4.659%, 12/15/46 (a)(i)		3,000	2,728,277

			62,610,639

Non-Agency Floating Rate CMBS - 0.7%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.25% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(f)(i)		6,275	6,279,840
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
5.827% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(f)(i)		2,315	2,329,726
CLNS Trust
Series 2017-IKPR, Class F
5.932% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(f)(i)		5,743	5,762,750
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.077% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(f)(i)		5,886	5,953,134
H/2 Asset Funding NRE
Series 2015-1A
3.20% (LIBOR 1 Month + 1.65%), 6/24/49 (f)(g)(i)		4,385	4,385,276

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSD 8/15/26 (f)(g)(i)	U.S.$	6,800	$6,892,911
Series 2015-XLF2, Class SNMD
3.212% (LIBOR 1 Month + 1.73%), 11/15/26 (f)(g)(i)		5,700	5,203,024
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.697% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(f)		14,234	14,244,120

			51,050,781

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,552,931

Total Commercial Mortgage-Backed Securities (cost $122,757,351)			124,214,351

GOVERNMENTS - SOVEREIGN AGENCIES - 1.7%
Canada - 1.4%
Canada Housing Trust No. 1
1.90%, 9/15/26 (a)	CAD	21,070	16,137,324
3.80%, 6/15/21 (a)		100,595	84,827,514

			100,964,838

Germany - 0.3%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	10,800	13,104,550
3.00%, 8/03/18 (a)		3,500	4,286,757
3.375%, 6/17/21		1,500	2,022,389

			19,413,696

Total Governments - Sovereign Agencies (cost $121,265,089)			120,378,534

EMERGING MARKETS - SOVEREIGNS - 0.9%
Angola - 0.1%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	4,955	5,090,942

Argentina - 0.1%
Argentine Republic Government International Bond
6.875%, 4/22/21		8,085	8,782,331

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)		8,935	9,069,025

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.3%
Dominican Republic International Bond
5.95%, 1/25/27 (a)	U.S.$	7,617	$8,248,487
7.50%, 5/06/21 (a)		9,410	10,226,647

			18,475,134

Egypt - 0.2%
Egypt Government International Bond
7.50%, 1/31/27 (a)		8,593	9,484,524

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		6,855	6,957,825

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	1,087	1,421,618

Total Emerging Markets - Sovereigns (cost $57,497,541)			59,281,399

COLLATERALIZED LOAN OBLIGATIONS - 0.8%
CLO - Floating Rate - 0.8%
Dryden 43 Senior Loan Fund
Series 2016-43A, Class A
2.903% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(f)(i)	U.S.$	250	254,482
Goldentree Loan Opportunities XI Ltd.
Series 2015-11A, Class AR2
2.602% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(f)(i)		7,079	7,078,975
Madison Park Funding XII Ltd.
Series 2014-12A, Class AR
2.623% (LIBOR 3 Month + 1.26%), 7/20/26 (a)(f)(i)		377	377,545
Marble Point XI Ltd.
Series 2017-2A, Class A
2.793% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(f)(i)		14,519	14,524,323
Rockford Tower Ltd.
Series 2017-3A, Class A
2.803% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(f)(i)		14,194	14,194,379
THL Credit Wind River Ltd.
Series 2014-2A, Class AR
2.798% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(f)(i)(l)		16,285	16,284,764
Voya Ltd.
Series 2016-1A, Class D
7.913% (LIBOR 3 Month + 6.55%), 1/20/27 (a)(f)(i)		3,500	3,515,179

Total Collateralized Loan Obligations (cost $56,107,776)			56,229,647

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.6%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)	U.S.$	1,972	$2,038,555
Nexa Resources SA
5.375%, 5/04/27 (a)		200	212,052

			2,250,607

Capital Goods - 0.1%
Ferreycorp SAA
4.875%, 4/26/20 (a)		299	302,330
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	2,616,412
5.25%, 6/27/29 (a)		2,996	840,977
7.125%, 6/26/42 (a)		3,863	1,168,558

			4,928,277

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,460,243

Consumer Non-Cyclical - 0.2%
Cosan Ltd.
5.95%, 9/20/24 (a)		220	225,850
MARB BondCo PLC
7.00%, 3/15/24 (a)		8,176	8,186,220
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,035	2,095,541
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (g)(k)(m)		4,300	258,000

			10,765,611

Energy - 0.3%
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	3,075,590
6.125%, 1/17/22	U.S.$	515	546,544
6.25%, 3/17/24		8,346	8,836,327
8.75%, 5/23/26		6,843	8,179,096

			20,637,557

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	3,185,700

			43,227,995

Financial Institutions - 0.1%
Banking - 0.1%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(d)		7,247	7,244,717
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		200	203,277

	Principal Amount (000)		U.S. $ Value
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)	U.S.$	200	$200,000

			7,647,994

Total Emerging Markets - Corporate Bonds (cost $61,224,366)			50,875,989

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.0%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)		275	274,003
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)		220	218,350

			492,353

China - 0.4%
Sinopec Group Overseas Development 2017 Ltd.
2.375%, 4/12/20 (a)		270	267,765
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,494,342
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		15,757	15,599,430

			24,361,537

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,193,605

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		2,225	2,409,675

Mexico - 0.1%
Petroleos Mexicanos
4.875%, 1/18/24		6,477	6,709,848
5.375%, 3/13/22 (a)		98	104,125

			6,813,973

Total Quasi-Sovereigns (cost $37,256,877)			38,271,143

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
3.875%, 1/21/19	EUR	22,100	27,768,776

Qatar - 0.0%
Qatar Government International Bond
5.25%, 1/20/20 (a)	U.S.$	100	105,000

Total Governments - Sovereign Bonds (cost $31,713,551)			27,873,776

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.3%
Atlas Ltd.
Series 2014-1
6.875%, 12/15/39 (h)(i)	U.S.$	1,904	$1,904,018
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(i)		3,648	3,656,766
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(i)		3,008	3,013,348
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)(i)		8,299	8,375,882

			16,950,014

Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2017-A, Class D
4.61%, 12/15/22 (a)		2,000	2,034,303
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067	5,048,668

			7,082,971

Total Asset-Backed Securities (cost $23,892,271)			24,032,985

BANK LOANS - 0.3%
Industrial - 0.3%
Capital Goods - 0.1%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.319% (LIBOR 1 Month + 3.75%), 8/18/24 (n)		4,383	4,411,477
Gardner Denver, Inc.
4.443% (LIBOR 3 Month + 2.75%), 7/30/24 (n)		1,349	1,352,243

			5,763,720

Consumer Cyclical - Retailers - 0.0%
Harbor Freight Tools USA, Inc.
4.819% (LIBOR 1 Month + 3.25%), 8/18/23 (n)		843	848,476

Energy - 0.2%
California Resources Corporation
11.876% (LIBOR 1 Month + 10.38%), 12/31/21 (n)		9,558	10,478,486
Chesapeake Energy Corporation
8.954% (LIBOR 3 Month + 7.50%), 8/23/21 (n)		4,490	4,772,408

			15,250,894

	Principal Amount (000)		U.S. $ Value
Total Bank Loans (cost $20,582,390)			$21,863,090

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
United States - 0.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28	U.S.$	245	279,565
State of California
Series 2010
7.625%, 3/01/40		30	46,933
7.95%, 3/01/36		10,685	11,932,153
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	5,133,395
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,084,896

Total Local Governments - US Municipal Bonds (cost $18,952,032)			21,476,942

WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (h)(i)(j)		1,184	534,261
Series B2
11.00%, 1/01/22 (h)(i)(j)		2,306	1,282,218
Series B3
11.00%, 9/01/22 (h)(i)(j)		751	403,338
Recife Funding
Zero Coupon, 11/05/29 (h)(i)(j)		5,532	4,621,276
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (h)(i)(j)		4,789	2,960,444
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (f)(h)(i)(j)		2,382	2,271,007

Total Whole Loan Trusts (cost $16,620,779)			12,072,544

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Diversified Financial Services - 0.0%
iPayment, Inc. (h)(i)(j)(k)		2,345,515	1,430,764

Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i)(k)(o)		9,702	10,162,772

			11,593,536

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. (k)		4,301	90,622

	Shares		U.S. $ Value
Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp. (k)		2,244	$39,382

Total Common Stocks (cost $12,624,830)			11,723,540

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	7,208	7,433,250
9.125%, 3/16/24 (a)		748	875,160
Provincia de Cordoba
7.125%, 6/10/21 (a)		2,299	2,480,046

Total Local Governments - Regional Bonds (cost $10,318,226)			10,788,456

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Diversified Financial Services - 0.0%
iPayment, Inc.
0.00% (h)(i)(j)(k)		15,021	1,502,070

REITS - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,721,382

Total Preferred Stocks (cost $7,091,575)			7,223,452

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
Calibrate Real Estate Fund (h)(j)(k)(p) (cost $1,305,477)		10,047	1,881,098

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95	126,843
6.625%, 11/15/30		150	210,818
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	212,439

Total Agencies (cost $517,736)			550,100

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 574,875,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International (k)	MXN	574,875,000	$80,841
TRY/EUR
Expiration: Jan 2018; Contracts: 121,304,163; Exercise Price: TRY 4.24; Counterparty: Goldman Sachs Bank USA (k)	TRY	121,304,163	1,472
TRY/USD
Expiration: Jan 2018; Contracts: 247,296,000; Exercise Price: TRY 3.68; Counterparty: Citibank, NA (k)	TRY	247,296,000	38,623
SEK/EUR
Expiration: Mar 2018; Contracts: 1,076,591,250; Exercise Price: SEK 9.45; Counterparty: Citibank, NA (k)	SEK	1,076,591,250	265,240
SEK/EUR
Expiration: Mar 2018; Contracts: 138,467,500; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley Capital Services LLC (k)	SEK	138,467,500	94,358

Total Options Purchased - Puts (premiums paid $2,925,965)			480,534

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (h)(i)(j)(k)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (h)(i)(j)(k)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (k)		3,724	6,703
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (k)		1,568	2,352

Total Warrants (cost $27,089)			9,055

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 130,130,000; Exercise Price: ZAR 15.40; Counterparty: Morgan Stanley Capital Services LLC (k) (premiums paid $68,048)	ZAR	130,130,000	5,175

Company	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (q)(r)(s) (cost $160,256,909)		160,256,909		$160,256,909

	Principal Amount (000)
Emerging Markets - Sovereigns - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Series E Zero Coupon, 3/08/18 (a)	EGP	165,270		8,989,182
HSBC Bank PLC
Zero Coupon, 2/01/18 (a)		124,225		6,979,796

Total Emerging Markets - Sovereigns (cost $15,973,541)				15,968,978

Time Deposits - 0.2%
ANZ, London
0.90%, 1/03/18	NZD	110		78,065
BBH, Grand Cayman
(10.00)%, 1/02/18	SEK	4,868		593,373
(1.50)%, 1/02/18	NOK	258		31,386
(1.45)%, 1/03/18	CHF	0	**	137
Sumitomo, Tokyo
(0.567)%, 1/02/18	EUR	1,581		1,897,052
0.165%, 1/02/18	GBP	263		355,608
0.92%, 1/02/18	U.S.$	6,978		6,977,767
Wells Fargo, Grand Cayman
7.974%, 1/02/18	ZAR	55,026		4,447,469

Total Time Deposits (cost $14,284,075)				14,380,857

Total Short-Term Investments (cost $190,514,525)				190,606,744

Total Investments - 106.5% (t) (cost $7,235,195,031)				7,403,745,841
Other assets less liabilities - (6.5)%				(454,257,930)

Net Assets - 100.0%				$6,949,487,911

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	36	March 2018	EUR	3,600	$7,064,477	$6,983,703	$(80,774)
Euro-OAT Futures	141	March 2018	EUR	14,100	26,460,976	26,253,174	(207,802)
U.S. 10 Yr Ultra Futures	3	March 2018	USD	300	399,797	400,688	891
U.S. Long Bond (CBT) Futures	25	March 2018	USD	2,500	3,816,797	3,825,000	8,203
U.S. T-Note 2 Yr (CBT) Futures	1,218	March 2018	USD	243,600	261,200,720	260,785,220	(415,500)
U.S. T-Note 5 Yr (CBT) Futures	639	March 2018	USD	63,900	74,631,344	74,228,836	(402,508)
U.S. T-Note 10 Yr (CBT) Futures	219	March 2018	USD	21,900	27,315,789	27,166,266	(149,523)
U.S. Ultra Bond (CBT) Futures	71	March 2018	USD	7,100	11,807,852	11,903,594	95,742
UK Long Gilt Bond Futures	166	March 2018	GBP	16,600	27,816,140	28,051,471	235,331
Sold Contracts
Canada 10 Yr Bond Futures	1,417	March 2018	CAD	141,700	153,203,930	151,935,768	1,268,162
Euro Buxl 30 Yr Bond Futures	350	March 2018	EUR	35,000	68,983,431	68,812,596	170,835
Euro-BOBL Futures	814	March 2018	EUR	81,400	129,234,018	128,540,577	693,441
Euro-Bund Futures	3,512	March 2018	EUR	351,200	687,619,818	681,299,008	6,320,810
Euro-Schatz Futures	389	March 2018	EUR	38,900	52,305,402	52,263,395	42,007
U.S. 10 Yr Ultra Futures	437	March 2018	USD	43,700	58,562,336	58,366,813	195,523
U.S. T-Note 5 Yr (CBT) Futures	520	March 2018	USD	52,000	60,687,649	60,405,313	282,336
U.S. T-Note 10 Yr (CBT) Futures	2	March 2018	USD	200	249,438	248,094	1,344
U.S. Ultra Bond (CBT) Futures	217	March 2018	USD	21,700	36,043,414	36,381,406	(337,992)
UK Long Gilt Bond Futures	18	March 2018	GBP	1,800	3,019,124	3,041,726	(22,602)

							$7,697,924

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	235,875	USD	163,326	3/07/18	$(3,703,002)
Bank of America, NA	BRL	126,773	USD	38,323	1/03/18	105,134
Bank of America, NA	USD	38,717	BRL	126,773	1/03/18	(498,869)
Bank of America, NA	CAD	13,173	NZD	14,837	1/23/18	28,436
Bank of America, NA	NZD	11,379	AUD	10,196	2/07/18	(104,903)
Bank of America, NA	ZAR	125,274	USD	9,141	2/07/18	(927,067)
Bank of America, NA	MXN	5,256,489	USD	274,907	2/22/18	10,067,154
Bank of America, NA	USD	22,551	EUR	18,894	3/12/18	210,499
Bank of America, NA	MXN	391,038	USD	19,607	7/23/18	427,026
Barclays Bank PLC	JPY	9,169,780	USD	81,387	2/09/18	(144,862)
Barclays Bank PLC	AUD	26,675	USD	20,507	3/07/18	(303,916)
BNP Paribas SA	USD	20,325	NZD	29,117	2/07/18	300,159
BNP Paribas SA	SGD	37,612	USD	27,667	2/08/18	(471,675)
BNP Paribas SA	JPY	53,545,760	USD	480,520	2/09/18	4,426,154
BNP Paribas SA	USD	74,770	AUD	96,950	3/07/18	866,610
Brown Brothers Harriman & Co.	EUR	25,337	USD	29,940	3/12/18	(583,408)
Brown Brothers Harriman & Co.	EUR	1,716	USD	2,037	3/14/18	(30,631)
Citibank, NA	NOK	30,709	CAD	4,824	1/10/18	97,602
Citibank, NA	TRY	116,856	USD	30,615	1/10/18	(148,699)
Citibank, NA	USD	42,887	KRW	47,760,955	1/18/18	1,875,227
Citibank, NA	RUB	174,481	USD	2,871	1/25/18	(143,223)
Citibank, NA	USD	53,927	CNY	357,579	2/07/18	845,163
Citibank, NA	USD	13,168	PEN	43,369	2/07/18	185,656
Citibank, NA	ZAR	375,538	USD	27,446	2/07/18	(2,734,582)
Citibank, NA	JPY	911,681	USD	8,114	2/13/18	6,341
Citibank, NA	EUR	30,174	USD	35,677	3/12/18	(674,264)
Citibank, NA	TRY	10,571	USD	2,931	3/13/18	198,602
Citibank, NA	SEK	644,792	EUR	66,988	4/03/18	1,780,215
Credit Suisse International	BRL	286,978	USD	86,753	1/03/18	237,994
Credit Suisse International	TRY	65,611	EUR	14,452	1/03/18	30,497

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	86,884	BRL	286,978	1/03/18	$(369,318)
Credit Suisse International	EUR	20,581	TRY	89,404	1/04/18	(1,115,531)
Credit Suisse International	EUR	14,669	TRY	66,770	1/04/18	8,256
Credit Suisse International	TRY	76,971	EUR	16,806	1/04/18	(134,152)
Credit Suisse International	TRY	4,667	EUR	1,075	1/04/18	59,004
Credit Suisse International	TRY	182,800	USD	46,266	1/10/18	(1,857,948)
Credit Suisse International	USD	30,615	TRY	119,230	1/10/18	773,694
Credit Suisse International	AUD	13,359	CAD	12,882	1/18/18	(172,635)
Credit Suisse International	USD	55,737	CAD	69,798	1/18/18	(193,465)
Credit Suisse International	SEK	113,726	EUR	11,434	1/22/18	(145,845)
Credit Suisse International	CAD	9,005	NZD	10,127	1/23/18	8,353
Credit Suisse International	BRL	286,978	USD	86,546	2/02/18	350,925
Credit Suisse International	AUD	10,196	NZD	11,380	2/07/18	105,388
Credit Suisse International	TRY	32,863	JPY	911,681	2/13/18	(456,000)
Credit Suisse International	USD	3,498	ZAR	50,467	2/21/18	549,733
Credit Suisse International	EUR	5,923	CNH	46,676	2/26/18	15,836
Credit Suisse International	CAD	16,838	JPY	1,467,991	2/27/18	(342,636)
Credit Suisse International	EUR	7,138	SEK	70,538	3/07/18	35,942
Credit Suisse International	TRY	131,223	USD	32,005	3/08/18	(1,970,315)
Credit Suisse International	USD	2,931	TRY	10,571	3/13/18	(198,575)
Credit Suisse International	AUD	10,656	NZD	11,689	3/27/18	(37,503)
Credit Suisse International	NOK	151,906	EUR	15,476	3/28/18	119,086
Credit Suisse International	EUR	66,988	SEK	644,795	4/03/18	(1,779,837)
Credit Suisse International	CHF	10,788	NOK	89,288	4/30/18	(256,098)
Credit Suisse International	USD	3,472	MXN	64,664	7/23/18	(300,698)
Credit Suisse International	MXN	271,293	USD	14,323	8/06/18	1,050,834
Credit Suisse International	USD	14,323	MXN	271,293	8/06/18	(1,050,824)
Deutsche Bank AG	BRL	118,378	USD	36,662	1/03/18	974,822
Deutsche Bank AG	USD	35,785	BRL	118,378	1/03/18	(98,172)
Deutsche Bank AG	TRY	20,931	EUR	4,837	1/04/18	283,152
Deutsche Bank AG	SEK	60,571	EUR	6,314	1/22/18	192,006
Deutsche Bank AG	JPY	1,588,514	USD	14,087	2/09/18	(36,766)
Deutsche Bank AG	CNH	46,676	EUR	5,923	2/26/18	(15,851)
Deutsche Bank AG	SEK	963,593	USD	114,499	3/28/18	(3,575,978)
Deutsche Bank AG	NOK	89,289	CHF	10,788	4/30/18	256,091
Goldman Sachs Bank USA	BRL	178,089	USD	53,803	1/03/18	115,162
Goldman Sachs Bank USA	USD	53,836	BRL	178,089	1/03/18	(147,692)
Goldman Sachs Bank USA	TRY	63,798	EUR	14,669	1/04/18	775,608
Goldman Sachs Bank USA	CHF	12,016	USD	12,294	1/17/18	(48,952)
Goldman Sachs Bank USA	CAD	863,111	USD	678,405	1/18/18	(8,430,886)
Goldman Sachs Bank USA	USD	245,837	CAD	312,192	1/18/18	2,595,410
Goldman Sachs Bank USA	CZK	1,481,761	USD	68,465	1/19/18	(1,187,770)
Goldman Sachs Bank USA	USD	68,871	CZK	1,481,761	1/19/18	782,038
Goldman Sachs Bank USA	CZK	1,481,834	USD	68,635	1/22/18	(1,033,845)
Goldman Sachs Bank USA	NZD	11,689	AUD	10,656	3/27/18	37,850
HSBC Bank USA	CAD	91,005	USD	70,719	1/18/18	(1,700,202)
HSBC Bank USA	USD	49,301	CNY	326,749	2/07/18	749,171
HSBC Bank USA	JPY	7,421,721	USD	65,728	2/09/18	(261,336)
HSBC Bank USA	USD	12,237	MXN	241,666	2/22/18	(60,890)
HSBC Bank USA	AUD	146,590	USD	111,328	3/07/18	(3,035,616)
JPMorgan Chase Bank, NA	CAD	4,824	NOK	30,709	1/10/18	(97,620)
JPMorgan Chase Bank, NA	TRY	72,066	USD	18,341	1/10/18	(630,837)
JPMorgan Chase Bank, NA	EUR	6,314	SEK	60,544	1/22/18	(195,261)
JPMorgan Chase Bank, NA	NZD	10,127	CAD	9,005	1/23/18	(7,990)
JPMorgan Chase Bank, NA	GBP	195,745	USD	263,083	2/02/18	(1,482,794)
JPMorgan Chase Bank, NA	TWD	3,100,055	USD	104,014	2/07/18	(978,051)
JPMorgan Chase Bank, NA	JPY	308,274	TRY	10,845	2/13/18	84,505
JPMorgan Chase Bank, NA	TRY	10,845	JPY	308,274	2/13/18	(84,505)
JPMorgan Chase Bank, NA	ZAR	50,466	USD	3,498	2/21/18	(549,725)
JPMorgan Chase Bank, NA	TRY	20,600	USD	5,737	3/08/18	403,524
JPMorgan Chase Bank, NA	USD	5,737	TRY	20,600	3/08/18	(403,605)
JPMorgan Chase Bank, NA	USD	64,140	PLN	228,763	3/09/18	1,587,420
JPMorgan Chase Bank, NA	TRY	10,648	USD	2,902	3/20/18	155,252
JPMorgan Chase Bank, NA	USD	2,902	TRY	10,648	3/20/18	(155,252)
JPMorgan Chase Bank, NA	MXN	64,664	USD	3,472	7/23/18	300,703
Morgan Stanley Capital Services LLC	USD	8,284	TRY	32,863	2/13/18	279,500
Morgan Stanley Capital Services LLC	JPY	1,467,992	CAD	16,838	2/27/18	342,621

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	SEK	70,538	EUR	7,138	3/07/18	$(35,968)
Royal Bank of Scotland PLC	USD	7,258	CAD	9,288	1/18/18	133,583
Royal Bank of Scotland PLC	EUR	12,460	SEK	124,625	1/22/18	243,242
Royal Bank of Scotland PLC	AUD	13,609	NZD	14,837	2/07/18	(108,511)
Royal Bank of Scotland PLC	USD	103,360	TRY	406,077	2/28/18	2,021,742
Standard Chartered Bank	BRL	117,283	USD	35,484	1/03/18	127,299
Standard Chartered Bank	USD	35,454	BRL	117,283	1/03/18	(97,264)
Standard Chartered Bank	KRW	148,955,840	USD	131,527	1/18/18	(8,075,869)
Standard Chartered Bank	USD	92,214	KRW	101,221,472	1/18/18	2,651,639
Standard Chartered Bank	EUR	680,074	USD	804,670	3/12/18	(14,625,822)
UBS AG	EUR	680,074	USD	804,134	2/15/18	(13,971,814)

						$(42,127,465)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.48%	1/02/18	EUR	6,975	$81,527	$(26,199)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.45	1/08/18	EUR	7,050	95,587	(23,451)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.46	1/12/18	EUR	7,050	93,650	(36,071)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.45	1/15/18	EUR	7,100	89,458	(38,508)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.48	1/04/18	EUR	7,000	88,756	(30,024)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.46	1/15/18	EUR	7,100	94,748	(47,596)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	1.46	1/05/18	EUR	7,000	89,239	(20,115)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	1.47	1/19/18	EUR	7,050	91,590	(56,554)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.46	1/08/18	EUR	7,050	88,647	(32,490)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.51	1/22/18	EUR	7,100	99,973	(107,272)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.49	1/29/18	EUR	7,100	93,660	(99,399)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.42	1/15/18	EUR	7,050	86,265	(24,359)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.41	1/18/18	EUR	7,050	89,940	(24,480)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.52%	1/22/18	EUR	7,100	$98,521	$(119,678)
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Barclays Bank PLC	2.20	1/08/18	USD	44,525	120,218	(131,810)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.20	1/02/18	USD	44,450	116,904	(105,417)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.22	1/16/18	USD	44,700	112,868	(118,058)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.22	1/18/18	USD	44,750	111,875	(129,280)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.26	1/19/18	USD	44,700	117,338	(82,445)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	0.33	1/29/18	EUR	35,750	61,884	(74,038)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.21	1/08/18	USD	44,575	113,666	(119,192)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.19	1/08/18	USD	44,525	120,218	(150,245)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.26	1/12/18	USD	44,625	111,562	(62,374)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.25	1/16/18	USD	44,650	116,090	(90,573)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.38	1/22/18	USD	32,550	123,690	(51,112)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.24	1/05/18	USD	44,550	124,740	(59,462)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.24	1/04/18	USD	44,600	120,420	(62,658)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.05	1/15/18	GBP	32,400	108,734	(72,090)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.31	1/22/18	USD	44,650	118,323	(51,155)

							$2,980,091	$(2,046,105)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CLP vs. USD/ Morgan Stanley Capital Services LLC	CLP	665.000	01/2018	11,271,750,000	CLP	11,271,750	$91,530	$(9,891)
CNH vs. EUR/ Deutsche Bank AG	CNH	8.060	02/2018	231,711,000	CNH	231,711	153,132	(75,411)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	90.220	02/2018	7,790,497,000	JPY	7,790,497	312,220	(573,527)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	21.386	03/2018	363,027,000	MXN	363,027	154,388	(128,539)
MXN vs. USD/ Credit Suisse International	MXN	21.500	07/2018	357,115,000	MXN	357,115	284,048	(430,173)
MXN vs. USD/ JPMorgan Chase Bank, NA	MXN	20.000	07/2018	335,500,000	MXN	335,500	436,653	(860,194)
MXN vs. USD/ Credit Suisse International	MXN	22.000	08/2018	722,700,000	MXN	722,700	639,589	(774,801)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	364,430,000	MXN	364,430	300,357	(427,400)
NOK vs. CAD/ Citibank, NA	NOK	6.525	01/2018	136,862,000	NOK	136,862	94,969	(84,411)
NOK vs. CHF/ Deutsche Bank AG	NOK	8.460	04/2018	273,258,000	NOK	273,258	562,451	(690,017)
NZD vs. AUD/ Bank of America, NA	NZD	1.143	02/2018	50,226,000	NZD	50,226	178,965	(10,892)
NZD vs. AUD/ Goldman Sachs Bank USA	NZD	1.120	03/2018	49,728,000	NZD	49,728	168,903	(202,185)
PEN vs. USD/ Morgan Stanley Capital Services LLC	PEN	3.360	03/2018	57,120,000	PEN	57,120	63,410	(46,207)
RUB vs. USD/ Credit Suisse International	RUB	65.850	02/2018	1,093,110,000	RUB	1,093,110	278,282	(11,666)
SEK vs. EUR/ Deutsche Bank AG	SEK	9.777	01/2018	280,606,000	SEK	280,606	145,591	(331,674)
SEK vs. EUR/ Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	144,178,000	SEK	144,178	85,443	(61,692)
SEK vs. EUR/ Citibank, NA	SEK	9.850	03/2018	1,122,161,000	SEK	1,122,161	1,157,581	(1,778,227)
TRY vs. EUR/ Deutsche Bank AG	TRY	4.523	01/2018	128,685,000	TRY	128,685	338,069	(248,339)

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. EUR/ Goldman Sachs Bank USA	TRY	4.550	01/2018	130,244,000	TRY	130,244	$311,601	$(142,459)
TRY vs. USD/ Citibank, NA	TRY	4.050	01/2018	272,160,000	TRY	272,160	648,565	(23,551)
TRY vs. USD/ JPMorgan Chase Bank, NA	TRY	3.835	03/2018	128,664,000	TRY	128,664	509,960	(832,881)
TRY vs. USD/ Citibank, NA	TRY	3.860	03/2018	64,655,000	TRY	64,655	256,861	(390,949)
TRY vs. USD/ JPMorgan Chase Bank, NA	TRY	3.930	03/2018	65,926,000	TRY	65,926	267,477	(307,949)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.368	07/2018	71,308,000	TRY	71,308	432,612	(283,161)
ZAR vs. USD/ JPMorgan Chase Bank, NA	ZAR	15.400	02/2018	260,260,000	ZAR	260,260	261,950	(10,349)
ZAR vs. USD/ Bank of America, NA	ZAR	16.000	04/2018	268,800,000	ZAR	268,800	198,996	(24,832)
Put
CAD vs. NZD/ JPMorgan Chase Bank, NA	CAD	0.867	01/2018	40,836,000	CAD	40,836	185,038	(32,552)
TRY vs. JPY/ JPMorgan Chase Bank, NA	TRY	0.038	02/2018	65,725,000	TRY	65,725	174,796	(13,195)

							$8,693,437	$(8,807,124)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 28, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	1.12%	EUR	30,850	$(4,567,455)	$(4,039,184)	$(528,271)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	1.08	USD	2,800	236,535	200,192	36,343

						$(4,330,920)	$(3,838,992)	$(491,928)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP	164,000	5/21/18	6 Month LIBOR	0.780%	Semi-Annual	$220,047	$—	$220,047
USD	339,200	8/08/18	1.564%	3 Month LIBOR	Semi-Annual/ Quarterly	(993,195)	—	(993,195)
GBP	164,000	2/20/19	0.878%	6 Month LIBOR	Semi-Annual	(944,663)	—	(944,663)
MXN	521,952	6/22/20	4 Week TIIE	6.770%	Monthly	(720,213)	—	(720,213)
BRL	423,000	1/04/21	1 Day CDI	10.215%	Maturity	4,297,176	—	4,297,176
BRL	421,000	1/04/21	1 Day CDI	10.165%	Maturity	4,120,208	—	4,120,208
USD	1,000	3/17/21	3 Month LIBOR	1.404%	Quarterly/ Semi-Annual	(20,495)	—	(20,495)
BRL	650,000	1/02/23	9.340%	1 Day CDI	Maturity	2,170,772	—	2,170,772
USD	145,430	8/08/23	3 Month LIBOR	2.823%	Quarterly/ Semi-Annual	5,527,459	—	5,527,459
GBP	17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual	289,481	70,500	218,981
GBP	17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual	(289,553)	(66,667)	(222,886)
USD	58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	887,418	—	887,418
USD	600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,009)	—	(8,009)
MXN	191,614	6/14/27	7.090%	4 Week TIIE	Monthly	590,086	—	590,086
EUR	408,950	10/30/27	6 Month EURIBOR	0.901%	Semi-Annual/ Annual	3,006,541	—	3,006,541
GBP	132,330	11/29/27	6 Month LIBOR	1.399%	Semi-Annual	2,290,582	—	2,290,582
USD	150	5/05/45	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	(58)	1	(59)
USD	100	7/16/45	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	10,246	9,466	780
GBP	50,900	11/29/47	1.579%	6 Month LIBOR	Semi-Annual	(2,675,560)	—	(2,675,560)
EUR	7,075	1/03/48	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	11,556	—	11,556
EUR	7,075	1/03/48	1.521%	6 Month EURIBOR	Annual/ Semi-Annual	(70,405)	—	(70,405)

						$17,699,421	$13,300	$17,686,121

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00%	Quarterly	1.01%	USD	950	$25,818	$20,730	$5,088
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	1.10	USD	950	99,933	37,023	62,910
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,088	(158,630)	(127,811)	(30,819)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,000	(729,000)	(749,355)	20,355
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	735	(107,224)	(104,314)	(2,910)
Nabors Industries, Inc., 6.15%, 2/15/18, 6/20/20*	1.00	Quarterly	0.98	USD	950	(23,236)	(56,255)	33,019
Safeway, Inc., 7.25%, 2/01/31, 6/20/20*	1.00	Quarterly	0.96	USD	950	(33,804)	(41,014)	7,210
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	Quarterly	0.94	USD	950	(51,951)	(20,000)	(31,951)
Weatherford International, LLC, 4.50%, 4/15/22, 6/20/20*	1.00	Quarterly	0.94	USD	950	(52,072)	(43,573)	(8,499)
Credit Suisse International
Avon Products, Inc., 6.50%, 3/01/19, 6/20/20*	1.00	Quarterly	0.87	USD	950	(126,627)	(86,904)	(39,723)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,925	(426,465)	(175,136)	(251,329)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	6,500	(947,700)	(974,161)	26,461
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,000	(729,000)	(750,233)	21,233

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Freeport-Mcmoran, Inc., 3.55%, 3/01/22, 6/20/20*	1.00%	Quarterly	1.01%	USD	950	$9,204	$(35,615)	$44,819
Teck Resources Ltd., 3.75%, 2/01/23, 6/20/20*	1.00	Quarterly	1.01	USD	950	14,042	(37,865)	51,907
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	Quarterly	0.98	USD	950	(19,101)	(106,076)	86,975
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	3,000	(132,500)	(61,359)	(71,141)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	6,900	(304,367)	(280,041)	(24,326)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	53	(7,728)	(3,856)	(3,872)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	618	(90,105)	(71,726)	(18,379)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	564	(82,279)	(69,125)	(13,154)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	3,000	(132,500)	(56,796)	(75,704)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,815	(847,827)	(359,562)	(488,265)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,260	(183,708)	(77,910)	(105,798)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	7,947	(1,158,672)	(548,997)	(609,675)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	7,000	(1,020,599)	(482,945)	(537,654)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,611	(234,884)	(181,735)	(53,149)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	979	(142,738)	(109,706)	(33,032)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at December 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	244	$(35,575)	$(27,541)	$(8,034)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,000	(729,417)	(396,786)	(332,631)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	10,000	(1,458,833)	(793,572)	(665,261)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	10,000	(1,458,833)	(802,477)	(656,356)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	15,000	(2,188,250)	(1,243,318)	(944,932)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,000	(729,416)	(414,439)	(314,977)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	575	(83,883)	(50,760)	(33,123)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	20,000	(2,916,000)	(3,161,480)	245,480
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	3,346	(488,125)	(302,302)	(185,823)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	279	(40,702)	(26,142)	(14,560)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	557	(81,257)	(53,157)	(28,100)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	558	(81,403)	(57,625)	(23,778)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,115	(162,660)	(125,855)	(36,805)

						$(18,048,074)	$(13,009,771)	$(5,038,303)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2017
Barclays Capital, Inc. †	1,556	EUR	(1.75	)%*	–	$1,842,785
Barclays Capital, Inc. †	1,955	USD	(1.50	)%*	–	1,949,013
Barclays Capital, Inc. †	4,993	USD	0.75%		–	4,995,451
RBC Capital Markets †	3,750	USD	(1.50	)%*	–	3,737,868

						$12,525,117

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2017.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$4,995,451	$	– 0	–	$	– 0	–	$	– 0	–	$4,995,451
Corporates - Non-Investment Grade	7,529,666		– 0	–		– 0	–		– 0	–	7,529,666
Total	$12,525,117	$	– 0	–	$	– 0	–	$	– 0	–	$12,525,117

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $2,245,332,486 or 32.3% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.052%, 4/25/26	4/29/16	$18,169,271	$18,575,710	0.27%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	4,257,153	1,693,442	0.02%
H/2 Asset Funding NRE Series 2015-1A
1.37%, 6/24/49	6/19/15	4,385,276	4,385,276	0.06%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSD
5.134%, 8/15/26	11/13/15	6,709,912	6,892,911	0.10%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
3.212%, 11/15/26	11/13/15	5,281,681	5,203,024	0.07%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,886,876	258,000	0.00%

(h)	Illiquid security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Non-income producing security.
(l)	When-Issued or delayed delivery security.
(m)	Defaulted.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2017.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$10,162,772	0.15%

(p)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(q)	Affiliated investments.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)	The rate shown represents the 7-day yield as of period end.
(t)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $334,725,636 and gross unrealized depreciation of investments was $(187,628,178), resulting in net unrealized appreciation of $147,097,458.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2017 (unaudited)

41.5%	United States
6.8%	Italy
6.7%	Japan
6.5%	United Kingdom
6.4%	Canada
3.6%	Germany
3.4%	Mexico
3.1%	Brazil
2.6%	Belgium
2.0%	Spain
1.7%	Sweden
1.7%	France
1.2%	Switzerland
10.2%	Other
2.6%	Short-Term

100.0%

1	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Angola, Argentina, Australia, Bahrain, Bermuda, Cayman Islands, Chile, China, Colombia, Denmark, Dominican Republic, Egypt, Gabon, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Morocco, Netherlands, New Zealand, Norway, Peru, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Turkey, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,785,042,595		$	– 0	–	$2,785,042,595
Corporates - Investment Grade		– 0	–	1,295,359,091			– 0	–	1,295,359,091
Inflation-Linked Securities		– 0	–	661,791,331			– 0	–	661,791,331
Mortgage Pass-Throughs		– 0	–	624,902,039			– 0	–	624,902,039
Collateralized Mortgage Obligations		– 0	–	354,828,185			– 0	–	354,828,185
Corporates - Non-Investment Grade		– 0	–	272,416,415			1,693,442	#	274,109,857
Covered Bonds		– 0	–	217,718,822			– 0	–	217,718,822
Local Governments - Provincial Bonds		– 0	–	212,622,681			– 0	–	212,622,681
Emerging Markets - Treasuries		– 0	–	197,532,686			– 0	–	197,532,686
Commercial Mortgage-Backed Securities		– 0	–	40,605,092			83,609,259		124,214,351
Governments - Sovereign Agencies		– 0	–	120,378,534			– 0	–	120,378,534
Emerging Markets - Sovereigns		– 0	–	59,281,399			– 0	–	59,281,399
Collateralized Loan Obligations		– 0	–	– 0	–		56,229,647		56,229,647
Emerging Markets - Corporate Bonds		– 0	–	50,875,989			– 0	–	50,875,989
Quasi-Sovereigns		– 0	–	38,271,143			– 0	–	38,271,143
Governments - Sovereign Bonds		– 0	–	27,873,776			– 0	–	27,873,776
Asset-Backed Securities		– 0	–	7,082,971			16,950,014		24,032,985
Bank Loans		– 0	–	21,863,090			– 0	–	21,863,090
Local Governments - US Municipal Bonds		– 0	–	21,476,942			– 0	–	21,476,942
Whole Loan Trusts		– 0	–	– 0	–		12,072,544		12,072,544
Common Stocks		130,004		– 0	–		11,593,536		11,723,540
Local Governments - Regional Bonds		– 0	–	10,788,456			– 0	–	10,788,456
Preferred Stocks		5,721,382		– 0	–		1,502,070		7,223,452
Agencies		– 0	–	550,100			– 0	–	550,100
Options Purchased - Puts		– 0	–	480,534			– 0	–	480,534
Warrants		9,055		– 0	–		– 0	–#	9,055
Options Purchased - Calls		– 0	–	5,175			– 0	–	5,175
Short-Term Investments:
Investment Companies		160,256,909		– 0	–		– 0	–	160,256,909
Emerging Markets - Sovereigns		– 0	–	15,968,978			– 0	–	15,968,978
Time Deposits		– 0	–	14,380,857			– 0	–	14,380,857

Investments valued at NAV**									1,881,098

Total Investments in Securities		166,117,350		7,052,096,881			183,650,512		7,403,745,841
Other Financial Instruments*:
Assets
Futures		9,314,625		– 0	–		– 0	–	9,314,625	†
Forward Currency Exchange Contracts		– 0	–	39,857,860			– 0	–	39,857,860
Centrally Cleared Credit Default Swaps		– 0	–	236,535			– 0	–	236,535	†
Centrally Cleared Interest Rate Swaps		– 0	–	23,421,572			– 0	–	23,421,572	†
Credit Default Swaps		– 0	–	148,997			– 0	–	148,997
Liabilities
Futures		(1,616,701)		– 0	–		– 0	–	(1,616,701	)†
Forward Currency Exchange Contracts		– 0	–	(81,985,325)			– 0	–	(81,985,325)
Interest Rate Swaptions Written		– 0	–	(2,046,105)			– 0	–	(2,046,105)
Currency Options Written		– 0	–	(8,807,124)			– 0	–	(8,807,124)
Centrally Cleared Credit Default Swaps		– 0	–	(4,567,455)			– 0	–	(4,567,455	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(5,722,151)			– 0	–	(5,722,151	)†
Credit Default Swaps		– 0	–	(18,197,071)			– 0	–	(18,197,071)

Total^		$173,815,274		$6,994,436,614			$183,650,512		$7,353,783,498

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments. Exchange-traded swaps with upfront premiums are presented here as market value.
^	There were no transfers between Level 1and Level 2 during the reporting period.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments with a fair value of $1,881,098 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations		Asset-Backed Securities
Balance as of 9/30/17	$1,745,769		$87,049,485		$4,143,151			$18,369,524
Accrued discounts/ (premiums)	– 0	–	72,458		610			2,367
Realized gain (loss)	– 0	–	(1,653)		– 0	–		2,558
Change in unrealized appreciation/ depreciation	(52,327)		(201,388)		9,194			(131,862)
Purchases/Payups	– 0	–	6,275,000		52,076,692			106,208
Sales/Paydowns	– 0	–	(9,584,643)		– 0	–		(1,398,781)
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 12/31/17	$1,693,442		$83,609,259		$56,229,647			$16,950,014

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(52,327)		$(185,348)		$9,194			$(131,862)

	Whole Loan Trusts		Common Stocks		Preferred Stocks		Warrants#
Balance as of 9/30/17	$22,313,365		$11,569,219		$1,414,700		$	– 0	–
Accrued discounts/ (premiums)	9,675		– 0	–	– 0	–		– 0	–
Realized gain (loss)	(4,322,924)		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	1,951,027		24,317		87,370			– 0	–
Purchases	253,682		– 0	–	– 0	–		– 0	–
Sales	(8,132,281)		– 0	–	– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 12/31/17	$12,072,544		$11,593,536		$1,502,070		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(229,389)		$24,317		$ – 0	–	$	– 0	–

	Short Term Investments: Emerging Markets - Sovereigns			Total
Balance as of 9/30/17		$6,807,552		$153,412,765
Accrued discounts/ (premiums)		104,116		189,226
Realized gain (loss)		128,900		(4,193,119)
Change in unrealized appreciation/ depreciation		(115,639)		1,570,692
Purchases/Payups		– 0	–	58,711,582
Sales/Paydowns		(6,924,929)		(26,040,634)
Transfers into Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 12/31/17	$	– 0	–	$183,650,512	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$	– 0	–	$(565,415)

#	The fund held securities with zero market value during the reporting period.
+	There were no transfers between Level 2 and Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at December 31, 2017. Securities priced (i) by third party vendors or (ii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/17	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$4,261,276	Market Approach	Underlying NAV of the Collateral	$83.54/ N/A
	$2,960,444	Recovery Analysis	Cumulative Loss	<20%/ N/A
	$2,271,007	Discounted Cash Flow	Cash Flow Yield	95.34%/N/A
	$1,282,218	Discounted Cash Flow	Level Yield	55.60%/ N/A
	$534,261	Discounted Cash Flow	Level Yield	45.11%/ N/A
	$403,338	Discounted Cash Flow	Level Yield	53.69%/ N/A

$11,712,544

Common Stocks	$10,162,772	Market Approach	NAV Equivalent	$1,047.49/ N/A
	$1,430,764	Market Approach	EBITDA* Projection	$96mm / N/A
			EBITDA* Multiples	8.5X-9.5X/9.0X

$11,593,536

Preferred Stocks	$1,502,070	Market Approach	EBITDA* Projection	$96mm / N/A
			EBITDA* Multiples	8.5X-9.5X/9.0X

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, NAV Equivalent, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
Government Money
Market Portfolio	$103,179	$734,978	$677,900	$160,257	$350

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018